Income Taxes and Duties (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Total DUC and Others
Total DUC and other as of December 31, 2021, 2020 and 2019 are integrated as follows:

	2021		2020		2019
DUC	Ps.	374,433,879	Ps.	218,912,687	Ps.	343,242,476
Fiscal credit		(73,280,000)		(65,000,000)		—
DUC from prior years		—		—		(39)
Deferred DUC expense		5,673,403		696,449		29,570,063

Total DUC	Ps.	306,827,282	Ps.	154,609,136	Ps.	372,812,500

Summary of Principal Factors Generating the Deferred DUC
The principal factors generating the deferred DUC are the following:

	2021		2020
Deferred DUC asset:
Tax credits	Ps.	571,306,914	Ps.	572,796,156

Deferred Profit-sharing duty liability:
Wells, pipelines, properties, plant and equipment		(241,237,295)		(208,999,954)

Deferred DUC asset net		330,069,619		363,796,202
Unrecognized Deferred DUC		(327,321,418)		(355,374,599)

Net, deferred DUC asset	Ps.	2,748,201	Ps.	8,421,603

Summary of Expected Benefit for DUC
The expected expense for DUC in 2020 was different from that which would result from applying the 58% rate to the tax base, as a result of the line items mentioned in the next table.

	2021		2020		2019
Expected expense (benefit):	Ps.	147,520,595	Ps.	(20,837,768)	Ps.	43,432,712
Increase (decrease) resulting from:
Expected benefit contract		(5,333,064)		(496,643)		(4,948,542)
Duties from prior year		—		—		(26)
Non-cumulative profit (1)		(1,252,957,737)		(2,291,937,519)		(1,130,442,995)
Non-deductible expenses (1)		1,110,770,206		2,313,271,930		1,091,958,851
Production value		507,997,938		321,353,133		495,394,906
Deductible duties		(44,270,598)		(21,850,672)		(39,891,325)
DUC tax credit (2)		(73,280,000)		(65,000,000)		—
Deferred DUC expense		5,673,403		696,449		29,570,063
Deductions cap		(89,293,461)		(80,589,774)		(112,261,105)
DUC from prior years		—		—		(39)

DUC-Profit-sharing duty expense	Ps.	306,827,282	Ps.	154,609,136	Ps.	372,812,500

(1)	For 2020, fluctuations changes are included which have no effect on the determination of the DUC.
(2)	Corresponds to the tax credit granted by the Mexican Government on February 19, 2021 and April 21, 2020.

Summary of Income Tax Expense (Benefit)
For the years ended December 31, 2021, 2020 and 2019, Petróleos Mexicanos and its Subsidiary Companies incurred the following income tax expense (benefit):

	2021		2020		2019
Current income tax	Ps.	3,573,731	Ps.	5,370,822	Ps.	4,247,998
Deferred income tax		(3,052,891)		25,592,117		(33,237,009)

Total (benefit) expense income tax, net	Ps.	520,840	Ps.	30,962,939	Ps.	(28,989,011)

Summary of Principal Factors Generating Deferred Income Tax
The principal factors generating the deferred income tax are the following:

	2020		Recognized in profit and loss	Recognized in OCI	2020
Deferred income tax asset:
Provisions	Ps.	8,919,555	2,112,705	—	11,032,260
Employee benefits provision		71,640,981	3,652,157	(13,582,084)	61,711,054
Advance payments from clients		188,283	(11,316)	—	176,967
Accrued liabilities		1,681,362	995,602	—	2,676,964
Non-recoverable accounts receivable		102,435	(77,545)	—	24,890
Derivative financial instruments		41,735	(30,989)	—	10,746
Wells, pipelines, properties and equipment		5,151,623	300,986	—	5,452,609
Tax loss carry-forwards (1)		12,427,658	(3,959,473)	—	8,468,185

Total deferred income tax asset		100,153,632	2,982,127	(13,582,084)	89,553,675
Deferred income tax liability:
Wells, pipelines, properties, plant and equipment		(1,101,832)	(89,202)	—	(1,191,034)
Other		(2,310,282)	159,966	—	(2,150,316)

Total deferred income tax liability		(3,412,114)	70,764	—	(3,341,350)

Net long-term deferred income tax asset	Ps.	96,741,518	3,052,891	(13,582,084)	86,212,325

	2019		Recognized in profit and loss	Recognized in OCI	2020
Deferred income tax asset:
Provisions	Ps.	8,880,184	39,371	—	8,919,555
Employee benefits provision		68,290,356	4,451,358	(1,100,733)	71,640,981
Advance payments from clients		305,000	(116,717)	—	188,283
Accrued liabilities		2,101,011	(419,649)	—	1,681,362
Reserve due to depreciation of inventories		189,751	(189,751)	—	—
Non-recoverable accounts receivable		709,328	(606,893)	—	102,435
Derivative financial instruments		136,260	(94,525)	—	41,735
Wells, pipelines, properties and equipment		8,071,570	(2,919,947)	—	5,151,623
Tax loss carry-forwards (1)		38,427,643	(25,999,985)	—	12,427,658

Total deferred income tax asset		127,111,103	(25,856,738)	(1,100,733)	100,153,632

Deferred income tax liability:
Wells, pipelines, properties, plant and equipment		(1,614,704)	512,872	—	(1,101,832)
Other		(2,062,031)	(248,251)	—	(2,310,282)

Total deferred income tax liability		(3,676,735)	264,621	—	(3,412,114)

Net long-term deferred income tax asset	Ps.	123,434,368	(25,592,117)	(1,100,733)	96,741,518

(1)	Tax loss carryforwards expire in 2031.

Summary of Expense (Benefit) Attributable to Profit (Loss) from Continuing Operations before Income Taxes
Expense attributable to the profit (loss) from continuing operations before income taxes was different from that which would result from applying the 30% rate to profit, as a result of the items listed below:

	For the years ended December 31,
	2021		2020		2019
Expected (loss) income tax expense	Ps.	(9,267,948)	Ps.	28,835,256	Ps.	3,707,023
Increase (decrease) resulting from:
Tax effect of inflation-net		2,845,995		5,694,637		6,487,844
Fiscal updating of pipelines, properties and equipment		—		(161,883)		(5,290,734)
Cancellation of tax credits		—		—		(24,189,922)
Expected expenses from contracts		1,311,975		—		—
Retirement benefits		1,101,292		(8,206,693)		(10,698,848)
Non-deductible expenses		3,506,603		2,405,635		4,826,745
Others-net		1,022,923		2,395,987		(3,831,119)

Income tax expense (benefit), net	Ps.	520,840	Ps.	30,962,939	Ps.	(28,989,011)